Subsequent events - Narrative (Detail) $ / shares in Units, € in Thousands	Apr. 27, 2017 USD ($)	Feb. 17, 2017 EUR (€)	Mar. 10, 2017 $ / shares
Porto Holdco B.V. | Pace Corporation
Subsequent Event [Line Items]
Capital contribution from company's sole shareholder to facilitate conversion into Dutch public limited liability company | €		€ 50,000
Preferred stock acquired, par value | $ / shares			$ 0.01
Subsequent Event | Term Loan | Amended and Restated Senior Secured Credit Facility
Subsequent Event [Line Items]
Face amount	$ 530,000,000
Percentage of principal amount	99.75%
Subsequent Event | Senior Notes | Senior Notes due 2020
Subsequent Event [Line Items]
Partial repayment of debt	$ 115,000,000
Loss on extinguishment of debt	12,500,000
Subsequent Event | Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 100,000,000